Investment (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2018	Mar. 31, 2018
Investments Schedule [Abstract]
Schedule of Investments
	Period Ended	Year Ended
	December 31, 2018	March 31, 2018
	(Unaudited)	(Restated)
Amircorp Inc	$55	$55
US VR Global.Com Inc,	$622	$622
Money Compass Media (M) Sdn Bhd	$12,603	-

	$13,280	$677

	Year Ended	Year Ended
	March 31, 2018	March 31, 2017
	(Restated)	(Restated)
Amircorp Inc	$55	$-
US VR Global.Com Inc,	$622	$-
	$677	$-